Cover	Oct. 13, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	UNITEDHEALTH GROUP INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10864
Entity Tax Identification Number	41-1321939
Entity Address, Address Line One	1 Health Drive
Entity Address, City or Town	Eden Prairie,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
Other Address, Address line one	655 New York Avenue NW
Other Entity Address, City or Town	Washington,
Other Entity Address, State or Province	DC
Other Entity Address, Postal Zip code	20001
City Area Code	800
Local Phone Number	328-5979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	UNH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000731766
Amendment Flag	false